VANECK ALTERNATIVE ASSET MANAGER ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Canada : 22.4%
Brookfield Asset
Management Ltd. (USD) 230,395 $ 10,333,216
Brookfield Corp. (USD) 629,402 26,806,231
Fairfax India Holdings Corp.
(USD) 144A * 170,487 3,119,912
Onex Corp. † 136,261 10,186,320
50,445,679
France : 3.0%
Eurazeo SE 145,166 6,643,977
Underline
Sweden : 4.4%
EQT AB † 349,653 9,910,122
Underline
Switzerland : 4.3%
Partners Group Holding AG 11,871 9,739,619
Underline
United Kingdom : 6.3%
Bridgepoint Group PLC
144A † 1,192,477 4,153,439
ICG PLC 436,407 9,787,158
13,940,597
United States : 59.6%
Apollo Global Management,
Inc. 142,736 16,887,096
Ares Management Corp. 127,648 14,208,499
Blackstone, Inc. 236,983 27,885,791
Number
of Shares Value
United States (continued)
Blue Owl Capital, Inc. † 897,112 $ 7,849,730
Carlyle Group, Inc. 238,699 10,051,615
DigitalBridge Group, Inc. 405,367 6,396,691
HA Sustainable
Infrastructure Capital, Inc. 233,931 9,135,006
Hamilton Lane, Inc. 99,827 7,869,362
KKR & Co., Inc. 246,241 22,599,999
StepStone Group, Inc. 112,120 4,637,283
TPG, Inc. 147,239 5,970,541
133,491,613
Total Common Stocks
(Cost: $253,203,383) 224,171,607
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.1%
Money Market Fund: 1.1%
(Cost: $2,574,812)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(a) 2,574,812 2,574,812
Total Investments: 101.1%
(Cost: $255,778,195) 226,746,419
Liabilities in excess of other assets: (1.1)% (2,390,852)
NET ASSETS: 100.0% $ 224,355,567
Definitions:
USD United States Dollar
(a) The rate shown is the 7-day yield as of 06/30/26.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $7,554,958.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $7,273,351, or 3.2% of net assets.
The summary of inputs used to value the Fund's investments as of June 30, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks $ 224,171,607
Canada $ 50,445,679 $ — $ — $ 50,445,679
France — 6,643,977 — 6,643,977
Sweden — 9,910,122 — 9,910,122
Switzerland — 9,739,619 — 9,739,619
United Kingdom — 13,940,597 — 13,940,597
United States 133,491,613 — — 133,491,613
Money Market Fund 2,574,812 — — 2,574,812
Total Investments $ 186,512,104 $ 40,234,315 $ — $ 226,746,419
*
See Schedule of Investments for geographic regions.